UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)
Municipal Investments 99.9%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.04% *, 12/1/2027, LOC: Bank of Nova Scotia	10,000,000	10,000,000
Alaska 2.5%
Anchorage, AK:
TECP, 0.15%, 3/6/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
TECP, 0.18%, 2/27/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000

		50,000,000
Arizona 0.5%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.04% *, 10/1/2026	9,780,000	9,780,000
California 13.5%
California, BB&T Municipal Trust, Series 2023, 144A, 0.06% *, 2/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	25,300,000	25,300,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.19% *, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.14% *, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.13% *, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	10,500,000	10,623,561
California, State General Obligation:
TECP, 0.09%, 2/3/2014	9,700,000	9,700,000
Prerefunded 4/1/2014 @ 100, 5.0%, 4/1/2031, INS: AMBAC	10,325,000	10,404,854
Prerefunded 4/1/2014 @ 100, 5.25%, 4/1/2034	6,035,000	6,084,112
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	24,500,000	24,639,146
Series A-2, 2.0%, 6/23/2014	33,000,000	33,226,772
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.17% *, Mandatory Put 5/29/2014 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
Los Angeles County, CA, TECP, 0.12%, 3/18/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,296,526
San Francisco City & County, CA, Airports Commission, Series 36A, 0.04% *, 5/1/2026, LOC: U.S. Bank NA	19,650,000	19,650,000
San Jose, CA, Redevelopment Agency:
TECP, 0.15%, 5/16/2014, LOC: JPMorgan Chase Bank NA	18,800,000	18,800,000
TECP, 0.25%, 5/16/2014, LOC: JPMorgan Chase Bank NA	17,555,000	17,555,000

		265,889,971
District of Columbia 2.8%
District of Columbia, JPMorgan Chase Putters/Drivers Trust, Series 4418, 144A, 0.11% *, Mandatory Put 4/17/2014 @ 100, 11/19/2014, LIQ: JPMorgan Chase Bank NA, LOC: JPMorgan Chase Bank NA	54,995,000	54,995,000
Florida 3.5%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.04% *, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Hillsborough County, FL, TECP, 0.11%, 2/6/2014, LOC: State Street Bank & Trust Co.	22,000,000	22,000,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.05% *, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series B, 0.05% *, 1/1/2039, LOC: Northern Trust Co.	9,700,000	9,700,000

		69,600,000
Hawaii 0.4%
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.06% *, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Idaho 3.7%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,538,172
Illinois 5.4%
Channahon, IL, Morris Hospital Revenue, Series D, 0.04% *, 12/1/2032, LOC: U.S. Bank NA	2,760,000	2,760,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.08% *, 1/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	14,225,000	14,225,000
Illinois, Educational Facilities Authority Revenue:
TECP, 0.13%, 2/6/2014	25,000,000	25,000,000
TECP, 0.13%, 3/11/2014	30,000,000	30,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.23% *, Mandatory Put 3/13/2014 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.05% *, Mandatory Put 2/19/2014 @ 100, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Finance Authority Revenue, Northwestern University, 1.75%, Mandatory Put 3/3/2014 @ 100, 12/1/2034	11,080,000	11,095,169

		105,580,169
Indiana 1.3%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.11% *, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	3,400,000	3,400,000
Indiana, State Municipal Power Agency, Series A, 0.06% *, 1/1/2018, LOC: Citibank NA	14,750,000	14,750,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.06% *, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000

		25,645,000
Iowa 0.3%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.05% *, 1/1/2031, LOC: Northern Trust Co.	6,755,000	6,755,000
Kansas 0.8%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.09% *, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,741,089

		15,391,089
Kentucky 2.8%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.19% **, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.19% **, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.19% **, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.04% *, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000

		55,635,000
Maine 0.3%
Maine, State Housing Authority, Mortgage Revenue, Series B, AMT, 0.05% *, 11/15/2036, SPA: State Street Bank & Trust Co.	5,000,000	5,000,000
Maryland 2.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Health Care, Series A, 0.04% *, 1/1/2035, LOC: Union Bank NA	7,400,000	7,400,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.07% *, 1/1/2029, LOC: Bank of America NA	6,230,000	6,230,000
Montgomery County, MD:
TECP, 0.08%, 4/3/2014, LIQ: State Street Bank & Trust Co.	15,000,000	15,000,000
TECP, 0.09%, 2/14/2014, LIQ: State Street Bank & Trust Co.	10,000,000	10,000,000

		38,630,000
Massachusetts 0.5%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,398,289
Michigan 4.1%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.08% *, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.08% *, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	15,000,000	15,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.1% **, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.1% **, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.1% **, 11/15/2047	10,385,000	10,385,000

		81,135,000
Minnesota 1.7%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.08% *, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.05% *, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000

		32,630,000
Mississippi 0.6%
Jackson County, MS, Water Systems, 0.15% *, 11/1/2024	3,000,000	3,000,000
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.17% *, 12/1/2047, LOC: Mizuho Corporate Bank	9,170,000	9,170,000

		12,170,000
Nevada 3.8%
Clark County, NV, Airport Revenue, Series D-2B, 0.04% *, 7/1/2040, LOC: Royal Bank of Canada	55,700,000	55,700,000
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.08% *, 12/15/2015, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	18,600,000	18,600,000

		74,300,000
New Jersey 0.4%
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,164,506
New Mexico 0.5%
New Mexico, Eclipse Funding Trust, Solar Eclipse, Finance Authority Revenue, Series 2006-0034, 144A, 0.04% *, 6/15/2015, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,160,000	10,160,000
New York 8.8%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.13% *, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.13% *, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
Long Island, NY, Power Authority, Series 3A, 0.04% *, 5/1/2033, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.06% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	4,400,000	4,400,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.06% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	4,100,000	4,100,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.05% *, 11/1/2031, LOC: Morgan Stanley Bank	88,730,000	88,730,000
New York, State Power Authority, 0.15% *, Mandatory Put 3/3/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.06% *, 9/1/2040, LIQ: Wells Fargo Bank NA	19,945,000	19,945,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.05% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,465,000	2,465,000
Port Authority of New York & New Jersey, Series 180, 3.0%, 6/1/2014	13,500,000	13,627,597

		173,267,597
North Carolina 1.7%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.14% *, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,515,000	5,515,000
Series 1009, 144A, 0.14% *, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	14,975,000	14,975,000
North Carolina, State Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.05% *, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
North Carolina, State Facilities Finance Agency, TECP, 0.13%, 3/4/2014	8,500,000	8,500,000

		32,820,000
Ohio 4.6%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.04% *, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.13% *, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.27% *, 12/1/2041, INS: AMBAC, GTY: Bank of America NA	30,000,000	30,000,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.06% *, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	27,280,000	27,280,000

		90,530,000
Other Territories 6.4%
BB&T Municipal Trust, Series 5000, 144A, 0.14% *, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	6,300,000	6,300,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.24% *, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.14% *, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.09% *, 4/15/2049, LIQ: Federal Home Loan Bank	13,845,000	13,845,000
Federal Home Loan Mortgage Corp., MultiFamily Variable Rate Certificates, "A", Series MO27, 0.05% *, 10/15/2029	16,275,000	16,275,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.14% *, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000

		125,820,000
Pennsylvania 2.2%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co.:
Series D, 0.06% *, 12/1/2018, GTY: Kimberly-Clark Corp.	5,400,000	5,400,000
Series E, 0.06% *, 12/1/2018, GTY: Kimberly-Clark Corp.	3,300,000	3,300,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.07% *, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000

		43,700,000
Puerto Rico 7.0%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.12% *, 9/1/2015, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	47,350,000	47,350,000
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.09% *, 9/30/2014, LOC: Barclays Bank PLC	90,500,000	90,500,000

		137,850,000
Tennessee 6.9%
Blount County, TN, Public Building Authority, Local Government Public Improvement, City of Alcoa, Series E-5-B, 0.05% *, 6/1/2042, LOC: Branch Banking & Trust	25,020,000	25,020,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series A, 0.04% *, 8/15/2043, LOC: U.S. Bank NA	4,075,000	4,075,000
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University, TECP, 0.17%, 4/3/2014	12,000,000	12,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.2% *, 5/1/2016, LOC: BNP Paribas	95,970,000	95,970,000

		137,065,000
Texas 6.6%
Houston, TX, TECP, 0.1%, 3/13/2014	5,000,000	5,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.07% *, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
North Texas, Tollway Authority Revenue, TECP, 0.09%, 3/11/2014, LOC: JPMorgan Chase Bank NA	23,400,000	23,400,000
Texas, Dallas Independent School District, School Building, Prerefunded 2/15/2014 @ 100, 5.0%, 2/15/2020	9,930,000	9,948,466
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.04% *, 9/1/2041, LOC: Bank of America NA	9,170,000	9,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.14% *, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,358,119
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.22% *, Mandatory Put 5/29/2014 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000

		131,141,585
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.14% *, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,945,285

		16,945,285
Washington 1.4%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.05% *, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.06% *, 5/1/2028, LOC: U.S. Bank NA	7,780,000	7,780,000

		27,780,000
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.1% **, 11/15/2043	19,535,000	19,535,000
Wyoming 0.5%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.04% *, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,969,706,663) †	99.9	1,969,706,663
Other Assets and Liabilities, Net	0.1	2,591,303

Net Assets	100.0	1,972,297,966

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of January 31, 2014.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

† The cost for federal income tax purposes was $1,969,706,663.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(a)	$—	$1,969,706,663	$—	$1,969,706,663
Total	$—	$1,969,706,663	$—	$1,969,706,663

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014